Writer’s E-Mail:dedelstein@kkwc.com
Writer’s Direct Dial: 212.880.9892

August 30, 2011

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	Rochdale International Trade Fixed Income Fund File No.: 811-22552 (the “Fund”)

Dear Sir or Madam:

Transmitted herewith please find the Fund’s Registration Statement on Form N-2, under the Investment Company Act of 1940, as amended.

If you have any questions regarding the foregoing please do not hesitate to contact me at 212-880-9892.

Respectfully submitted,

/s/ Darren J. Edelstein
Darren J. Edelstein